Revenue Recognition (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Content revenue, commencement period	3 years
Contract with Customer, Asset and Liability [Abstract]
Beginning of period contract liability recorded as customer contract revenue during period	$ 5,579
Contract asset balance - current portion	2,054	$ 1,611
Contract liability balance - current portion	6,071	$ 5,939
Revenue, Performance Obligation [Abstract]
Aggregate amount of the transaction price allocated to remaining performance obligations	$ 42,072
Deferred Acquisition Costs | Minimum
Capitalized Contract Cost [Line Items]
Expected customer relationship life	3 years
Deferred Acquisition Costs | Maximum
Capitalized Contract Cost [Line Items]
Expected customer relationship life	5 years
Deferred Fulfillment Costs | Minimum
Capitalized Contract Cost [Line Items]
Expected customer relationship life	3 years
Deferred Fulfillment Costs | Maximum
Capitalized Contract Cost [Line Items]
Expected customer relationship life	5 years